CONDENSED, CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES AND OTHER INCOME
Rental of flight equipment		$ 1,101,205			$ 1,111,453						$ 2,223,430	$ 2,252,374	$ 4,454,405	$ 4,726,502	$ 4,928,253
Flight equipment marketing and gain on aircraft sales		8,617			2,176						14,673	2,849	14,348	10,637	12,966
Interest and other		24,496			11,903						47,759	38,822	57,910	61,741	55,973
Total revenues and other income		1,134,318	1,109,465	1,123,153	1,125,532	1,168,513	1,170,569	1,211,535	1,172,644	1,244,132	2,285,862	2,294,045	4,526,663	4,798,880	4,997,192
EXPENSES
Interest		388,254			407,069						779,074	814,568	1,569,468	1,567,369	1,365,490
Depreciation of flight equipment		478,754			457,994						958,404	909,411	1,864,735	1,963,175	1,968,981
Aircraft impairment charges on flight equipment held for use		30,254									41,425	6,538	1,567,180	1,110,427	50,884
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		44,783			43,815						52,127	148,387	170,328	552,762	35,448
Loss on early extinguishment of debt		2,054			61,093						22,934	61,093	61,093
Flight equipment rent		4,500			4,500						9,000	9,000	18,000	18,000	18,000
Selling, general and administrative		91,595			43,089						176,361	94,803	238,106	212,780	196,675
Other expenses		216			220						416	31,817	61,924	91,216
Total expenses		1,040,410			1,017,780						2,039,741	2,075,617	5,560,642	5,563,516	3,614,028
(LOSS) INCOME BEFORE INCOME TAXES		93,908	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	246,121	218,428	(1,033,979)	(764,636)	1,383,164
(Benefit) provision for income taxes	(164,000)	(129,157)			33,972						(75,953)	75,264	(310,078)	(268,968)	495,989
NET (LOSS) INCOME		$ 223,065	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ (389,090)	$ (153,736)	$ 108,894	$ (61,736)	$ 322,074	$ 143,164	$ (723,901)	$ (495,668)	$ 887,175